Condensed Consolidated Statements of Operations - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Operating expenses:
Research and development	$ 5,989	$ 9,689	$ 24,805	$ 29,151	$ 39,341	$ 30,046	$ 39,773
General and administrative	2,461	2,950	11,054	8,724	13,314	11,220	12,347
Severance Costs	2,395	0	2,395	0
Impairment loss	1,219	0	1,219	0
Total operating expenses	12,064	12,639	39,473	37,875	52,655	41,266	52,120
Loss from operations	(12,064)	(12,639)	(39,473)	(37,875)	(52,655)	(41,266)	(52,120)
Other income (expense):
Interest income	114	187	445	453	650	284	58
Other income (expense), net	9	(29)	17	(68)	(73)	13	39
Total other income	123	158	462	385	577	297	97
Net loss	$ (11,941)	$ (12,481)	$ (39,011)	$ (37,490)	$ (52,078)	$ (40,969)	$ (52,023)
Net loss per share, basic and diluted (in USD per share)	$ (0.28)	$ (0.30)	$ (0.92)	$ (0.96)	$ (1.31)	$ (1.31)	$ (2.07)
Weighted-average common shares outstanding, basic and diluted (in shares)	42,369,437	42,207,376	42,369,093	39,054,978	39,859,009	31,387,579	25,152,948